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   THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON  --------------------------
  THE FORM 13F FILED ON 8/13/08 PURSUANT TO A REQUEST        OMB APPROVAL
       FOR CONFIDENTIAL TREATMENT AND FOR WHICH A     --------------------------
           SCHEDULE 13D HAS SINCE BEEN FILED.          OMB Number:   3235-0006
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2008
                                               -----------------------

Check here if Amendment /X/: Amendment Number:     1
                                               ---------
   This Amendment (Check only one):     / / is a restatement
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 -------------------------------
   Address:      191 NORTH WACKER DRIVE,
                 -------------------------------
                 CHICAGO, ILLINOIS 60606
                 -------------------------------

Form 13F File Number  28-11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Buckley
         -------------------------------
Title:   Associate
         -------------------------------
Phone:   312-265-9600
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Mark Buckley            Chicago, Illinois     10/23/2008
   -------------------------------    -----------------   -------------
             (Signature)                (City, State)        (Date)

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    NONE
    --------------------

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         2
                                        --------------------

Form 13F Information Table Entry Total:                    1
                                        --------------------

Form 13F Information Table Value Total: $              5,807
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-11635                     DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------
    2         28-11637                     DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------

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                              13F Information Table
                                    6/30/2008

    COLUMN 1         COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

    NAME OF          TITLE OF               VALUE    SHRS OR  SH/  PUT/   INVESTMENT    OTHER     Voting Authority
    ISSUER            CLASS      CUSIP    (X $1000)  PRN AMT  PRN  CALL   DISCRETION   MANAGERS  SOLE   SHARED  NONE
BOOKS-A-MILLION INC    COM     098570104      5,807  758,129   SH        SHARED-OTHER    1, 2          758,129

TOTAL                                         5,807  758,129                                           758,129